Note 14 - Retirement and Pension Plans	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Retirement Benefits [Text Block]
14.	RETIREMENT AND PENSION PLANS

The Company has a savings plan that qualifies under Section
401
(k) of the US Internal Revenue Code. Participating employees may
defer up to the US Internal Revenue Service statutory limit amounts of pretax salary. The Company may
make voluntary contributions to the savings plan but has made no
contributions since the inception of the savings plan in
1997.

The Company also participates in mandatory pension funds and social insurance schemes, if applicable, for employees in jurisdictions in which other subsidiaries or offices are located to comply with local statutes and practices. For the years ended
December 31, 2020,
2019,
and
2018,
pension costs charged to income in relation to the contributions to these schemes were
$252,000,
$1,148,000,
and
$1,236,000,
respectively. The Company adopted a defined benefit pension plan and established an employee pension fund committee for certain employees of O
2
Micro-Taiwan who are subject to the Taiwan Labor Standards Law (“Labor Law”) to comply with local requirements. This benefit pension plan provides benefits based on years of service and average salary computed based on the final six
months of employment. The Labor Law requires the Company to contribute between
2%
to
15%
of employee salaries to a government specified plan, which the Company currently makes monthly contributions equal to
2%
of employee salaries. Contributions are required to be deposited in the name of the employee pension fund committee with the Bank of Taiwan.

The government is responsible for the administration of all the defined benefit plans for the companies in Taiwan under the Labor Standards Law. The government also sets investment policies and strategies, determines investment allocation and selects investment managers. As of
December 31, 2020,
and
2019,
the asset allocation was primarily in equity securities, debt securities and cash. Furthermore, under the Labor Standards Law, the rate of return on assets shall not
be less than the average interest rate on a
two
-year time deposit published by the local banks and the government is responsible for any shortfall in the event that the rate of return is less than the required rate of return. However, information on how investment allocation decisions are made, inputs and valuation techniques used to measure the fair value of plan assets, the effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period and significant concentrations of risk within plan assets is not
fully made available to the companies by the government. Therefore, the Company is unable to provide the required fair value disclosures related to pension plan assets.

The percentage of major category of plan assets as of
December 31, 2020
and
2019
were as follows:

	December 31
	2020	2019

Cash	12%	17%
Debt securities	28%	29%
Equity securities	49%	45%

Changes in projected benefit obligation and plan assets for the years ended
December 31, 2020,
2019
and
2018
were as follows:
(In Thousands)

	Years Ended December 31
	2020	2019	2018

Projected benefit obligation, beginning of the year	$979	$1,018	$1,026
Service cost	3	3	4
Interest cost	7	7	10
Actuarial loss (gain)	19	(34)	10
Settlement	(26)	(38)	-
Effect of changes in foreign exchange rate	52	23	(32)

Projected benefit obligation, end of the year	$1,034	$979	$1,018

Fair value of plan assets, beginning of the year	$765	$697	$671
Employer contributions	19	19	20
Actual return on plan assets	31	31	27
Effect of changes in foreign exchange rate	42	18	(21)

Fair value of plan assets, end of the year	$857	$765	$697

The component of net periodic benefit cost was as follows:

(In Thousands)

	Years Ended December 31
	2020	2019	2018

Service cost	$3	$3	$4
Interest cost	7	7	10
Expected return on plan assets	(13)	(12)	(10)
Amortization of net pension loss	2	6	6
Curtailment or settlement loss	3	5	-

Net periodic benefit cost	$2	$9	$10

The funded status of the plan was as follows:
(In Thousands)

	December 31
	2020	2019

Accumulated benefit obligation	$(889)	$(837)

Project benefit obligation	(1,034)	(979)
Plan assets at fair value	857	765

Funded status of the plan	$(177)	$(214)

The actuarial assumptions to determine the benefit obligations were as follows:

	December 31
	2020	2019

Discount rate	0.3%	0.7%
Rate of compensation increases	2.0%	2.0%

The actuarial assumptions to determine the net periodic benefit cost were as follows:

	Years Ended December 31
	2020	2019	2018

Discount rate	0.7%	0.8%	1.0%
Rate of compensation increases	2.0%	2.0%	2.0%
Expected long-term rate of return on plan assets	1.8%	1.8%	1.5%

The expected long-term rate of return shown for the plan assets was deliberated based on the ten
-year average return on plan assets of Trust Department of Bank of Taiwan and the average two
-year deposit interest rate of local banking institutions.

Estimated future benefit payments are as follows:
(In Thousands)

Year

2021	$44
2022	179
2023	33
2024	131
2025 and thereafter	318